Consolidated and Combined Balance Sheets - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Current assets:
Cash and cash equivalents		$ 9,152,503	$ 4,373,256
Account receivable, net		988,736	1,387,915
Tax refundable		47,425	97,858
Prepayments, deposits and other receivable		33,096	454,700
Total current assets		10,221,760	6,313,729
Non-current assets:
Property, plant and equipment		132,874	250,821
Right-of-use assets under - operating leases		153,828	328,203
Deferred tax assets		48,073	32,859
Total non-current assets		334,775	611,883
TOTAL ASSETS		10,556,535	6,925,612
Current liabilities:
Bank loans		175,439	184,334
Accounts payable		1,530,777	1,716,216
Other payables and accruals liabilities		178,397	172,042
Contract liabilities		576,284	430,735
Current lease liabilities under operating leases		135,073	175,315
Total current liabilities		2,772,123	3,125,664
Non-current liabilities
Bank loans		668,856	854,859
Non-current lease liabilities under operating leases		15,222	151,968
Total non-current liabilities		684,078	1,006,827
TOTAL LIABILITIES		3,456,201	4,132,491
Commitments and contingencies
Shareholders’ equity
Ordinary shares, value issued	[1]
Additional paid-in capital		4,165,253
Translation reserve		(6,858)	24,699
Retained earnings		2,939,829	2,768,422
Total shareholders’ equity		7,100,334	2,793,121
TOTAL LIABILITIES AND EQUITY		10,556,535	6,925,612
Related Party
Current liabilities:
Amounts due to related parties		176,153	447,022
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares, value issued		1,660
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares, value issued		$ 450

[1]	Amount is immaterial and below US$1.00